Share-based payments reserve (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 0.3	$ 0.2
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	0.1	0.1
Restricted Stock Unit [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 0.1	$ 0.1
Omnibus Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	8,933,899		6,742,580